TAXATION - Tax Reconciliation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)
Income Tax Disclosure [Line Items]
Income before income tax	$ 3,185,291		$ 1,450,623	$ 178,493
Tax expenses at Hong Kong profit tax rate of 16.5%	524,907		239,353	29,451
Changes of valuation allowance	101,653		14,348	30,172
Tax effect of permanence differences	22,047		9,029	5,486
Effect of income tax in jurisdictions other than Hong Kong	(32,182)		(4,386)	(4,143)
Super deduction of research and development expenses	(62,966)		(29,081)	(19,277)
Final settlement differences	(602)			(18,038)
Income not subject to tax (1)	(177,776)		(104,470)	(11,365)
Income tax expenses	$ 375,081	$ 48,090	$ 124,793	$ 12,286
Hong Kong
Income Tax Disclosure [Line Items]
Hong Kong profit tax rate (as a percent)	16.50%	16.50%
Recognition of previously unrecognised tax losses	16.50%	16.50%